Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by applicable SEC rules, we are providing the following information about the relationship of “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other NEOs
(“Non-PEO
NEOS”) and our, and certain of our peers’, performance. For a more fulsome discussion of our pay-for-performance
compensation philosophy and performance measures, see “Compensation Discussion and Analysis.”
Pay Versus Performance Table

Pay Versus Performance

Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (2)	Average SCT Total for Non-PEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)		Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($ in millions) (6)	Company Selected Measure Class B Common Stock Price Performance (7)
						Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)

2023	31,257,129	22,339,289	5,006,453	3,950,514	Class B	39.86	155.53	(608)	-12.38%
					Class A	48.85	—

2022	32,046,006	14,626,030	4,497,431	2,453,046	Class B	44.52	93.66	1,104	-44.07%
					Class A	47.85	—

2021	20,035,212	12,873,214	2,802,710	2,132,649	Class B	76.53	166.98	4,543	-19.00%
					Class A	78.61	—

2020	38,973,768	34,147,810	8,779,994	8,824,614	Class B	92.39	131.54	2,422	-11.22%
					Class A	87.29	—

(1)
PEO reflected in this table for each of the years shown is Mr. Bakish. “SCT Total” means the amount, or, for non-PEO
NEOs, the average amount, reported in the “Total” column of the Summary Compensation Table for the applicable year.

(2)	To calculate CAP for 2023 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2023 Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,535,109)	(2,177,018)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,343,838	1,360,211

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,176,005)	(239,013)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(766,103)	(43,674)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(98,357)	(6,050)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	435,720	71,996

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(121,824)	(22,391)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	(8,917,840)	(1,055,939)

(3)
Dollar amounts represent the average of the applicable amounts to the
Non-PEO
NEOs as a group.
Non-PEO
NEOs reflected in this table for each of the years shown are Mr. Chopra and Mses. D’Alimonte, Lea and Phillips.
Non-PEO
NEOs reflected in this table for 2020 also includes Christina Spade, our Executive Vice President, Chief Financial Officer for part of 2020.

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. In order to provide a TSR comparison consistent with that in our Annual Report on Form
10-K,
we utilized the published index used therein for purposes of complying with Item 201(e) of Regulation
S-K,
namely, the S&P 500 Media and Entertainment Index, for purposes of this disclosure. For a comparison of our TSR with the TSR of the peer group utilized in this disclosure and with the peer group utilized in our disclosure in our Proxy Statement filed in 2023, see “CAP versus Company TSR and Peer Group TSR.”

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Stock Price Performance is calculated as the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end
and the prior fiscal
year-end,
divided by the closing price of the share at the prior fiscal year-end.

Company Selected Measure Name	Stock Price Performance
Named Executive Officers, Footnote
Non-PEO
NEOs reflected in this table for each of the years shown are Mr. Chopra and Mses. D’Alimonte, Lea and Phillips.
Non-PEO
	NEOs reflected in this table for 2020 also includes Christina Spade, our Executive Vice President, Chief Financial Officer for part of 2020.
Peer Group Issuers, Footnote	In order to provide a TSR comparison consistent with that in our Annual Report on Form
10-K,
we utilized the published index used therein for purposes of complying with Item 201(e) of Regulation
S-K,
	namely, the S&P 500 Media and Entertainment Index, for purposes of this disclosure. For a comparison of our TSR with the TSR of the peer group utilized in this disclosure and with the peer group utilized in our disclosure in our Proxy Statement filed in 2023, see “CAP versus Company TSR and Peer Group TSR.”
PEO Total Compensation Amount	$ 31,257,129	$ 32,046,006	$ 20,035,212	$ 38,973,768
PEO Actually Paid Compensation Amount	$ 22,339,289	14,626,030	12,873,214	34,147,810
Adjustment To PEO Compensation, Footnote
(2)	To calculate CAP for 2023 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2023 Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,535,109)	(2,177,018)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,343,838	1,360,211

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,176,005)	(239,013)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(766,103)	(43,674)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(98,357)	(6,050)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	435,720	71,996

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(121,824)	(22,391)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	(8,917,840)	(1,055,939)

Non-PEO NEO Average Total Compensation Amount	$ 5,006,453	4,497,431	2,802,710	8,779,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,950,514	2,453,046	2,132,649	8,824,614
Adjustment to Non-PEO NEO Compensation Footnote
(2)	To calculate CAP for 2023 in accordance with applicable SEC rules, the following amounts were either added to or deducted from the applicable SCT Total as noted below:

2023 Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(15,535,109)	(2,177,018)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,343,838	1,360,211

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,176,005)	(239,013)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(766,103)	(43,674)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(98,357)	(6,050)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	435,720	71,996

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	(121,824)	(22,391)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—

TOTAL ADJUSTMENTS	(8,917,840)	(1,055,939)

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR and Peer Group TSR
The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The
Non-PEO
NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values.

Compensation Actually Paid vs. Net Income	CAP Versus Net Income
Compensation Actually Paid vs. Company Selected Measure
CAP Versus Stock Price Performance
As described above, Stock Price Performance is calculated as the difference between the closing price of a share of our Class B Common Stock at each year’s fiscal year-end
and the prior fiscal
year-end,
divided by the closing price of the share at the prior fiscal year-end.

Total Shareholder Return Vs Peer Group
CAP Versus Company TSR and Peer Group TSR
The CAP figures shown below reflect the grant of long-term management incentive awards for fiscal year 2021 during fiscal year 2020 and for fiscal year 2020 during fiscal year 2019, resulting in no equity grants made in fiscal 2021. The
Non-PEO
NEO CAP figures for fiscal year 2020 reflect compensation paid to Christina Spade, including cash severance and equity acceleration values.

Tabular List, Table
Most Important Performance Measures Table
The three items listed below represent the most important financial performance measures we used to link “compensation actually paid” to our NEOs to our performance for fiscal year 2023.

Most Important Performance Measures

• Stock Price Performance

• Relative TSR

• Adjusted OIBDA

Peer Group Total Shareholder Return Amount	$ 155.53	93.66	166.98	131.54
Net Income (Loss)	$ (608,000,000)	$ 1,104,000,000	$ 4,543,000,000	$ 2,422,000,000
Company Selected Measure Amount	(0.1238)	(0.4407)	(0.19)	(0.1122)
PEO Name	Mr. Bakish
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price Performance
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Class A [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 48.85	$ 47.85	$ 78.61	$ 87.29
Class B [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	39.86	$ 44.52	$ 76.53	$ 92.39
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,917,840)
PEO | Deduction Due to Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,535,109)
PEO | Increase Based on ASC 718 Fair Value of Awards Granted, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,343,838
PEO | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,176,005)
PEO | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(766,103)
PEO | Deduction of ASC 718 Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,357)
PEO | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,720
PEO | Deduction Due to Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,824)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,939)
Non-PEO NEO | Deduction Due to Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,177,018)
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,211
Non-PEO NEO | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,013)
Non-PEO NEO | Increase or Deduction for Awards Granted Due to Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,674)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,050)
Non-PEO NEO | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,996
Non-PEO NEO | Deduction Due to Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,391)